Finance Costs (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Finance costs	$ 605,775	$ 549,213	$ 347,418
Gold bullion loans [member]
Finance costs	375,921	337,012	297,278
Convertible loans [member]
Finance costs	$ 229,584	$ 212,201	$ 54,140